Condensed Parent Company Financial Information - Summary of Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrealized gain (loss) on equity securities													$ (4)	$ 9	$ (6)
Other income													906	879	760
NET INCOME	$ 2,679	$ 2,800	$ 2,606	$ 2,483	$ 2,593	$ 2,695	$ 2,586	$ 2,540	$ 2,492	$ 2,432	$ 2,324	$ 2,164	10,568	10,414	9,412
COMPREHENSIVE INCOME													11,482	11,898	8,692
Parent Company [Member]
Dividends on securities													3	3	2
Dividends from subsidiary													4,140	3,170	2,865
Unrealized gain (loss) on equity securities													(4)	9	(6)
Other income													4
Total income													4,143	3,182	2,861
Operating expenses													357	357	357
Income before taxes and undistributed equity income of subsidiary													3,786	2,825	2,504
Income tax benefit													(76)	(73)	(76)
Equity earnings in subsidiary, net of dividends													6,706	7,516	6,832
NET INCOME													10,568	10,414	9,412
COMPREHENSIVE INCOME													$ 11,482	$ 11,898	$ 8,692